Description of the Plan (Details) - EBP 003 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) year
EBP, Description of Plan [Line Items]
ESOP, percent investment in company common stock	100.00%
Participant contribution, pretax, maximum annual compensation to total compensation, increment, percentage	1.00%
Participant compensation (in percentage)	3.50%
Additional contribution (in percentage)	3.00%
Disallowed reallocation period following transaction	30 days
Maximum borrowing, amount	$ 50
Note receivable from participant, period preceding loan	1 year
Account balance (in percentage)	50.00%
Primary residence, borrowing term	25 years
Basis spread on variable rate	1.00%
Payment of benefits, monthly installment period	240 months
Involuntary rollover limit	$ 7
Distribution request period	180 days
First 1% of Member's Eligible Contributions
EBP, Description of Plan [Line Items]
Matching contributions (in percentage)	100.00%
Participant compensation (in percentage)	1.00%
2% - 6% of Member's Eligible Contributions
EBP, Description of Plan [Line Items]
Matching contributions (in percentage)	50.00%
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vested (in percentage)	100.00%
Enhanced Contribution
EBP, Description of Plan [Line Items]
Vested (in percentage)	100.00%
Employer contribution vesting service period	3 years
Employer contribution maximum vesting age | year	65
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, maximum contribution to eligible compensation, percentage	1.00%
General loan, borrowing term	1 year
Minimum | 2% - 6% of Member's Eligible Contributions
EBP, Description of Plan [Line Items]
Participant compensation (in percentage)	2.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, maximum contribution to eligible compensation, percentage	50.00%
General loan, borrowing term	5 years
Maximum | 2% - 6% of Member's Eligible Contributions
EBP, Description of Plan [Line Items]
Participant compensation (in percentage)	6.00%